PROVISIONS	12 Months Ended
Dec. 31, 2021
PROVISIONS
PROVISIONS

NOTE 27 – PROVISIONS

Since 2020, the Group has been involved in two cargo claims, both relating to one customer having issued indemnities to TORM for the safe discharge of cargoes, and not being able to honor those indemnity obligations. Both cases involved irregular activities by the customer in relation to the handling of the bills of lading. Legal action has been initiated by the Group in the UK and in India against the customer and a number of individual owners and management representatives. The Group has recognized provisions in the total amount of USD 18.3m relating to the two claims. The proceedings are ongoing and therefore the provisions recognized are subject to uncertainty related to both timing and amount.

ACCOUNTING POLICIES

Provisions are recognized when the Group has a legal or constructive obligation as a result of past events, and when it is probable that this will lead to an outflow of resources which can be reliably estimated. Provisions are measured at the estimated liability expected to arise, taking into account the time value of money.